Income Taxes - Schedule of a Reconciliation of Income Tax Expense (Details) (Parentheticals)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of a Reconciliation of Income Tax Expense [Abstract]
Statutory tax rate, percentage	25.00%	25.00%